AXP (SM)
                                                                     Stock Fund
                                                         2000 SEMIANNUAL REPORT

American
  Express (R)
 Fund



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AXP Stock Fund seeks to provide  shareholders
with current income and growth of capital.

                                                                       AMERICAN
                                                                        EXPRESS
                                                                       (R)

Big Names, Big Business

While some investors like to strive for the potentially outstanding returns that can be generated by stocks of newer companies, others are more comfortable with the usually steadier performance provided by stocks of more established businesses. AXP Stock Fund focuses on stocks in the latter group, many of which long ago made their marks in American enterprise and, in some cases, also have a strong international business presence. These stocks offer the potential dual benefit of growth along with a steady stream of dividend income.


CONTENTS
From the Chairman                                            3
From the Portfolio Manager                                   3
Fund Facts                                                   5
The 10 Largest Holdings                                      6
Financial Statements (Fund)                                  7
Notes to Financial Statements (Fund)                        10
Financial Statements (Portfolio)                            16
Notes to Financial Statements (Portfolio)                   19
Investments in Securities                                   24

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

Sincerely,

Arne H. Carlson

(picture of) G. Michael Kennedy
G. Michael Kennedy
Portfolio Manager

From the Portfolio Manager
AXP Stock Fund was well positioned to take advantage of an overall strong period for stocks, ultimately generating a total of return of 22.85% (excluding the sales charge) for the first half of the fiscal year -- October 1999 through March 2000. (A portion of the return came in the form of a capital gain, which was paid to shareholders in December 1999 and reduced the Fund's net asset value by the same amount at that time.)

The stock market was coming off a late-summer slump when the period began. But soon, thanks to fresh reports of still-tame inflation and generally healthy corporate profits, the market started to advance. Gaining additional support from vanishing concerns about the Y2K computer bug and increasing excitement about the development of the Internet, stocks continued to gather momentum through the end of 1999 and into early January.

A FAST FINISH
By that time, worries about higher interest rates and potentially higher inflation had intensified, which drove the market into retreat for several weeks. But once again the market dug in and made a comeback, rallying strongly to reach an all-time high in late March.

The Fund's performance followed a similar but somewhat more consistent pattern, as it registered gains in five of the six months. The biggest contribution came from technology-related stocks, which comprised the largest area of investment. Within that sector, telecommunications, semiconductor and business-to-business Internet stocks were especially strong. Also providing good performance were holdings in the capital goods, contract manufacturing, consumer cyclical, financial services and utilities areas. Weak performers, on the other hand, included transportation, basic materials and consumer staple stocks.

Looking at changes to the portfolio, I pared down the number of holdings from more than 100 to 85. In conjunction with that, I increased the portfolio's diversification by adding to investments in capital goods, energy and foreign stocks, as well as convertible bonds. Concurrently, I reduced the exposure to technology, financial services and retailing stocks.

With the second half of the fiscal year underway, it appears that the stock market will continue to experience considerable volatility as investors try to sort out a variety of conflicting factors, especially inflation and the direction of interest rates. For the Fund, I think the biggest questions are whether the market will continue to "broaden out" -- that is, allow a greater variety of stocks to fully participate in possible upturns -- and whether the valuation gap between growth stocks and value stocks narrows. If so, the Fund's broadly diversified, comparatively conservative group of holdings should respond relatively well.

G. Michael Kennedy

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2000                                                 $28.69
Sept. 30, 1999                                                 $26.14
Increase                                                       $ 2.55

Distributions -- Oct. 1, 1999 - March 31, 2000
From income                                                    $ 0.08
From capital gains                                             $ 3.13
Total distributions                                            $ 3.21
Total return*                                                 +22.85%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2000                                                 $28.45
Sept. 30, 1999                                                 $25.97
Increase                                                       $ 2.48

Distributions -- Oct. 1, 1999 - March 31, 2000
From income                                                    $ --
From capital gains                                             $ 3.13
Total distributions                                            $ 3.13
Total return*                                                 +22.39%**

Class Y -- 6-month performance
(All figures per share)
Net asset value (NAV)
March 31, 2000                                                 $28.69
Sept. 30, 1999                                                 $26.14
Increase                                                       $ 2.55

Distributions -- Oct. 1, 1999 - March 31, 2000
From income                                                    $ 0.10
From capital gains                                             $ 3.13
Total distributions                                            $ 3.23
Total return*                                                 +22.93%**

 *Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.


The 10 Largest Holdings
                                       Percent                  Value
                                 (of net assets)        (as of March 31, 2000)
 Microsoft                             4.52%                $233,749,999
 General Electric                      3.60                  186,225,000
 Cisco Systems                         3.59                  185,550,000
 Corning                               3.38                  174,600,000
 Texas Instruments                     3.10                  160,000,000
 Intel                                 2.81                  145,131,250
 American Intl Group                   2.40                  123,803,438
 Oracle                                2.27                  117,093,750
 Nokia ADR Cl A                        2.10                  108,625,000
 Wal-Mart Stores                       1.93                   99,900,000

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."


The 10 holdings listed here  make up 29.70% of net assets

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

Financial Statements

Statement of assets and liabilities AXP Stock Fund, Inc.
March 31, 2000 (Unaudited)

Assets
Investments in Equity Portfolio (Note 1)                                 $5,166,834,031

Liabilities
Accrued distribution fee                                                         37,398
Accrued service fee                                                               2,990
Accrued transfer agency fee                                                      11,627
Accrued administrative services fee                                               3,746
Other accrued expenses                                                          352,641
                                                                                -------
Total liabilities                                                               408,402
                                                                                -------
Net assets applicable to outstanding capital stock                       $5,166,425,629
                                                                         ==============

Represented by
Capital stock-- $.01 par value (Note 1)                                  $    1,802,097
Additional paid-in capital                                                3,301,790,303
Undistributed net investment income                                             906,223
Accumulated net realized gain (loss)                                        259,348,272
Unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies            1,602,578,734
                                                                          -------------
Total -- representing net assets applicable to outstanding capital stock $5,166,425,629
                                                                         ==============
Net assets applicable to outstanding shares:    Class A                  $3,644,064,164
                                                Class B                  $  441,734,589
                                                Class Y                  $1,080,626,876
Net asset value per share of outstanding capital stock:
                                                Class A shares 127,019,504   $    28.69
                                                Class B shares  15,529,337   $    28.45
                                                Class Y shares  37,660,877   $    28.69

See accompanying notes to financial statements.

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

Statement of operations
AXP Stock Fund, Inc.

Six months ended March 31, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                 $  28,296,259
Interest                                                                      5,822,091
   Less foreign taxes withheld                                                  (50,843)
                                                                                -------
Total income                                                                 34,067,507
                                                                             ----------
Expenses (Note 2):
Expenses allocated from Equity Portfolio                                     11,862,546
Distribution fee
   Class A                                                                    4,262,807
   Class B                                                                    1,981,917
Transfer agency fee                                                           2,018,950
Incremental transfer agency fee
   Class A                                                                      117,469
   Class B                                                                       44,302
Service fee-- Class Y                                                           527,844
Administrative services fees and expenses                                       656,404
Compensation of board members                                                     6,292
Printing and postage                                                            117,135
Registration fees                                                                75,414
Audit fees                                                                        5,125
Other                                                                            11,983
                                                                                 ------
Total expenses                                                               21,688,188
   Earnings credits on cash balances (Note 2)                                  (148,358)
                                                                               --------
Total net expenses                                                           21,539,830
                                                                             ----------
Investment income (loss) -- net                                              12,527,677

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions                                                    270,180,760
   Foreign currency transactions                                                (29,794)
                                                                                -------
Net realized gain (loss) on investments                                     270,150,966
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       715,188,233
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       985,339,199
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $997,866,876
                                                                           ============
See accompanying notes to financial statements.

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
Statements of changes in net assets
AXP Stock Fund, Inc.

                                                                     March 31, 2000       Sept. 30, 1999
                                                                    Six months ended        Year ended
                                                                      (Unaudited)
Operations and distributions
Investment income (loss)-- net                                        $  12,527,677      $  40,255,995
Net realized gain (loss) on investments                                 270,150,966        510,453,388
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies   715,188,233        169,648,445
                                                                        -----------        -----------
Net  increase  (decrease)  in net assets  resulting  from  operations   997,866,876        720,357,828
                                                                        -----------        -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                            (9,412,003)       (28,984,586)
      Class B                                                                    --           (727,808)
      Class Y                                                            (3,616,311)       (11,296,077)
   Net realized gain
      Class A                                                          (366,196,061)      (231,636,044)
      Class B                                                           (42,601,015)       (22,611,501)
      Class Y                                                          (112,206,614)       (85,949,857)
                                                                       ------------        -----------
Total distributions                                                    (534,032,004)      (381,205,873)
                                                                       ------------       ------------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                               96,781,491        185,607,226
   Class B shares                                                        49,299,274         97,231,333
   Class Y shares                                                       123,839,599        228,149,726
Reinvestment of distributions at net asset value
   Class A shares                                                       344,079,242        238,871,722
   Class B shares                                                        42,094,054         23,120,523
   Class Y shares                                                       103,757,569         87,032,183
Payments for redemptions
   Class A shares                                                      (223,698,481)      (334,985,548)
   Class B shares (Note 2)                                              (34,882,044)       (48,879,891)
   Class Y shares                                                      (315,609,496)      (366,362,193)
                                                                       ------------       ------------
Increase (decrease) in net assets from capital share transactions       185,661,208        109,785,081
                                                                        -----------        -----------
Total increase (decrease) in net assets                                 649,496,080        448,937,036
Net assets at beginning of period                                     4,516,929,549      4,067,992,513
                                                                      -------------      -------------
Net assets at end of period                                          $5,166,425,629     $4,516,929,549
                                                                     ==============     ==============
Undistributed net investment income                                  $      906,223     $    1,406,860
                                                                     --------------     --------------

See accompanying notes to financial statements.

Notes to Financial Statements

AXP Stock Fund, Inc.
(Unaudited as to March 31, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

The Fund offers Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Equity Portfolio
The Fund invests all of its assets in Equity Portfolio (the Portfolio), a series of Growth and Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in common stocks and securities convertible into common stocks.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of March 31, 2000 was 99.97%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19

o  Class B $20

o  Class Y $17

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,271,974 for Class A and $185,620 for Class B for the six months ended March 31, 2000.

During the six months ended March 31, 2000, the Fund's transfer agency fees were reduced by $148,358 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                             Six months ended March 31, 2000
                                         Class A        Class B        Class Y
Sold                                    3,546,640      1,807,666      4,509,030
Issued for reinvested distributions    12,742,589      1,573,849      3,845,511
Redeemed                               (8,058,175)    (1,276,588)   (11,379,124)
                                       ----------     ----------    -----------
Net increase (decrease)                 8,231,054      2,104,927     (3,024,583)

                                                 Year ended Sept. 30, 1999
                                         Class A        Class B        Class Y
Sold                                    6,892,360      3,642,250      8,518,604
Issued for reinvested distributions     9,237,814        901,335      3,365,176
Redeemed                              (12,452,760)    (1,828,161)   (13,675,361)
                                      -----------      ----------   -----------
Net increase (decrease)                 3,677,414      2,715,424     (1,791,581)

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended March 31, 2000.

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

5. FINANCIAL HIGHLIGHTS
The tables below show certain important finanicial information for evaluating the Fund's results.

Fiscal period ended Sept. 30,
Per share income and capital changesa
                                                                Class A
                                                 2000b     1999      1998       1997       1996c
Net asset value, beginning of period            $26.14    $24.18    $27.44     $22.49     $19.96
Income from investment operations:
Net investment income (loss)                       .07       .24       .29        .39        .43
Net gains (losses) (both realized and unrealized) 5.69      4.00       .22       6.11       3.17
Total from investment operations                  5.76      4.24       .51       6.50       3.60
Less distributions:
Dividends from net investment income              (.08)     (.24)     (.30)      (.43)      (.39)
Distributions from realized gains                (3.13)    (2.04)    (3.47)     (1.12)      (.68)
Total distributions                              (3.21)    (2.28)    (3.77)     (1.55)     (1.07)
Net asset value, end of period                  $28.69    $26.14    $24.18     $27.44     $22.49


Ratios/supplemental data
Net assets, end of period (in millions)         $3,644    $3,105    $2,783     $2,877     $2,307
Ratio of expenses to average daily net assetsd    .86%e     .82%      .77%       .78%       .80%e
Ratio of net investment income (loss)
to average daily net assets                       .54%e     .90%     1.14%      1.58%      2.19%e
Portfolio turnover rate
(excluding short-term securities)                  22%       76%       79%        82%        71%
Total returnf                                   22.85%    17.71%     2.04%     30.22%     18.60%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended March 31, 2000 (Unaudited).
c The Fund's fiscal year-end was changed from Oct. 31 to Sept. 30, effective 1996.
d Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.

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

Fiscal period ended Sept. 30,
Per share income and capital changesa
                                                   Class B                                 Class Y
                                       2000b  1999   1998   1997   1996c      2000b  1999   1998   1997  1996c
Net asset value, beginning of period  $25.97 $24.05 $27.32 $22.42  $19.91    $26.14 $24.18 $27.44 $22.49 $19.96
Income from investment operations:
Net investment income (loss)             --     .06    .10    .22     .28       .10    .27    .31    .42    .47
Net gains (losses) (both
realized and unrealized)                5.61   3.96    .21   6.05    3.17      5.68   4.00    .22   6.11   3.17
Total from investment operations        5.61   4.02    .31   6.27    3.45      5.78   4.27    .53   6.53   3.64
Less distributions:
Dividends from net investment income     --    (.06)  (.11)  (.25)   (.26)     (.10)  (.27)  (.32)  (.46)  (.43)
Distributions from realized gains      (3.13) (2.04) (3.47) (1.12)   (.68)    (3.13) (2.04) (3.47) (1.12)  (.68)
Total distributions                    (3.13) (2.10) (3.58) (1.37)   (.94)    (3.23) (2.31) (3.79) (1.58) (1.11)
Net asset value, end of period        $28.45 $25.97 $24.05 $27.32  $22.42    $28.69 $26.14 $24.18 $27.44 $22.49

Ratios/supplemental data
Net assets, end of period (in millions) $442   $349   $258   $203    $107    $1,081 $1,063 $1,027 $1,082   $870
Ratio of expenses to
average daily net assetsd              1.63%e 1.59%  1.53%  1.55%   1.57%e     .71%e  .72%   .70%   .66%   .63%e
Ratio of net investment income (loss)
to average daily net assets            (.22%)e .12%   .39%   .85%   1.61%e     .70%e 1.00%  1.21%  1.71%  2.36%e
Portfolio turnover rate
(excluding short-term securities)        22%    76%    79%    82%     71%       22%    76%    79%    82%    71%
Total returnf                         22.39% 16.81%  1.27% 29.23%  17.78%    22.93% 17.81%  2.12% 30.38% 18.79%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended March 31, 2000 (Unaudited).
c The Fund's fiscal year-end was changed from Oct. 31 to Sept. 30, effective 1996.
d Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.

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

Financial Statements

Statement of assets and liabilities
Equity Portfolio

March 31, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1):
   (identified cost, $3,657,834,553)                                     $5,260,809,568
Cash in bank on demand deposit                                                  750,186
Dividends and accrued interest receivable                                     5,391,705
Receivable for investment securities sold                                    14,149,127
U.S. government securities held as collateral (Note 4)                       25,337,034
                                                                             ----------
Total assets                                                              5,306,437,620
                                                                          -------------
Liabilities
Payable for investment securities purchased                                  45,381,820
Payable upon return of securities loaned (Note 4)                            92,633,834
Accrued investment management services fee                                       65,928
Other accrued expenses                                                          167,518
                                                                                -------
Total liabilities                                                           138,249,100
                                                                            -----------
Net assets                                                               $5,168,188,520
                                                                         ==============

See accompanying notes to financial statements.

Statement of operations
Equity Portfolio

Six months ended March 31, 2000 (Unaudited)

Investment income
Income:
Dividends                                                               $    28,303,600
Interest                                                                      5,809,984
   Less foreign taxes withheld                                                  (50,856)
                                                                                -------
Total income                                                                 34,062,728
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                           11,692,038
Compensation of board members                                                     8,784
Custodian fees                                                                  127,571
Audit fees                                                                       15,375
Other                                                                            28,046
                                                                                 ------
Total expenses                                                               11,871,814
   Earnings credits on cash balances (Note 2)                                    (6,188)
                                                                                 ------
Total net expenses                                                           11,865,626
                                                                             ----------
Investment income (loss) -- net                                               22,197,102
                                                                              ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (including $9,055,252 realized
        gain on sales of affiliated issuers) (Note 3)                       270,235,459
   Foreign currency transactions                                                (29,802)
                                                                                -------
Net realized gain (loss) on investments                                     270,205,657
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       715,386,759
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       985,592,416
                                                                            -----------
Net increase (decrease) in net assets resulting from operations          $1,007,789,518
                                                                         ==============

See accompanying notes to financial statements.

Statements of changes in net assets Equity Portfolio

                                                           March 31, 2000     Sept. 30, 1999
                                                           Six month ended      Year ended
(Unaudited)

 Operations
Investment income (loss)-- net                          $     22,197,102   $     56,845,389
Net realized gain (loss) on security transactions            270,205,657        510,544,619
Net change in unrealized appreciation (depreciation)
 on investments and on translation of assets and
 liabilities in foreign currencies                           715,386,759        169,713,139
                                                             -----------        -----------
Net increase (decrease) in net assets resulting
 from operations                                           1,007,789,518        737,103,147
Net contributions (withdrawals) from partners               (359,365,303)      (286,491,766)
                                                            ------------       ------------
Total increase (decrease) in net assets                      648,424,215        450,611,381
Net assets at beginning of period                          4,519,764,305      4,069,152,924
                                                           -------------      -------------
Net assets at end of period                               $5,168,188,520     $4,519,764,305
                                                          ==============     ==============

See accompanying notes to financial statements.

Notes to Financial Statements

Equity Portfolio
 (Unaudited as to March 31, 2000)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Equity Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Equity Portfolio invests primarily in common stocks and securities convertible into common stocks. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid high-grade debt securities at least equal to the amount of its commitment. As of March 31, 2000, the Portfolio had entered into outstanding when-issued or forward-commitments of $5,646,000.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the portfolio's average daily net assets in reducing percentages from 0.53% to 0.4% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Stock Fund to the Lipper Large-Cap Core Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1% the adjustment will be zero. The adjustment increased the fee by $390,439 for the six months ended March 31, 2000.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended March 31, 2000, the Portfolio's custodian fees were reduced by $6,188 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,043,869,884 and $1,244,589,231, respectively, for the six months ended March 31, 2000. For the same period, the portfolio turnover rate was 22%.
Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $191,700 for the six months ended March 31, 2000.

4. LENDING OF PORTFOLIO SECURITIES
As of March 31, 2000, securities valued at $95,597,326 were on loan to brokers. For collateral, the Portfolio received $67,296,800 in cash and U.S. government securities valued at $25,337,034. As of March 31, 2000, due to fluctuating market conditions, the Fund requested additional collateral which was received on April 3, 2000. Income from securities lending amounted to $157,030 for the six months ended March 31, 2000. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

Investments in Securities

Equity Portfolio
March. 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (87.6%)
Issuer                                                      Shares            Value(a)

Airlines (0.6%)
Southwest Airlines                                         1,500,000        $31,218,750

Automotive & related (1.1%)
Ford Motor                                                 1,200,000         55,125,000

Banks and savings & loans (2.8%)
Bank of America                                              500,000         26,218,750
Bank of New York                                             875,000         36,367,188
First Union                                                1,000,000         37,250,000
Wells Fargo                                                1,100,000         45,031,250
Total                                                                       144,867,188

Chemicals (0.7%)
Dow Chemical                                                 300,000         34,200,000

Communications equipment & services (5.2%)
CIENA                                                        500,000(b)      63,062,500
Motorola                                                     500,000         71,187,500
Nokia ADR Cl A                                               500,000(c)     108,625,000
Tellabs                                                      400,000(b)      25,193,750
Total                                                                       268,068,750

Computers & office equipment (19.2%)
BMC Software                                                 500,000(b)      24,687,500
Cisco Systems                                              2,400,000(b)     185,550,000
Compaq Computer                                            1,400,000         37,275,000
Electronic Arts                                              200,000(b)      14,237,500
EMC                                                          400,000(b)      50,000,000
EQUANT                                                       400,000(b,c)    34,025,000
First Data                                                   900,000         39,825,000
Intl Business Machines                                       700,000         82,600,000
Lexmark Intl Group Cl A                                      300,000(b)      31,725,000
Microsoft                                                  2,200,000(b)     233,749,999
Oracle                                                     1,500,000(b)     117,093,750
SAP ADR                                                      500,000(c,f)    29,875,000
Solectron                                                  1,992,898(b)      79,840,476
Unisys                                                     1,200,000(b)      30,600,000
Total                                                                       991,084,225

Electronics (11.0%)
Corning                                                      900,000        174,600,000
Flextronics Intl                                           1,200,000(b,c,f)  84,525,000
Intel                                                      1,100,000        145,131,250
Texas Instruments                                          1,000,000        160,000,000
Total                                                                       564,256,250

Energy (4.8%)
BP Amoco ADR                                                 800,000(c)      42,450,000
Chevron                                                      400,000         36,975,000
Conoco Cl A                                                1,700,000         41,862,500
Exxon Mobil                                                1,194,067         92,913,338
Kerr-McGee                                                   600,000         34,650,000
Total                                                                       248,850,838

Energy equipment & services (1.8%)
Halliburton                                                1,300,000         53,300,000
Schlumberger                                                 525,000         40,162,500
Total                                                                        93,462,500

Financial services (2.3%)
Citigroup                                                  1,350,000         80,071,875
Morgan Stanley, Dean Witter, Discover & Co                   500,000         40,781,250
Total                                                                       120,853,125

Food (2.0%)
Bestfoods                                                  1,200,000         56,175,000
ConAgra                                                      700,000         12,687,500
Ralston-Ralston Purina Group                               1,800,000(b,h)    35,775,000
Total                                                                       104,637,500

Health care (8.0%)
Amgen                                                      1,000,000(b)      61,375,000
Baxter Intl                                                  700,000         41,737,500
Bristol-Myers Squibb                                         800,000         46,200,000
Guidant                                                      500,000(b)      29,406,250
Medtronic                                                    800,000         41,150,000
Merck & Co                                                   300,000         18,637,500
Mylan Laboratories                                         1,300,000         35,750,000
Pfizer                                                     1,200,000         43,875,000
Pharmacia & Upjohn                                           800,000         47,400,000
Schering-Plough                                              500,000         18,375,000
Warner-Lambert                                               300,000         29,250,000
Total                                                                       413,156,250

Household products (0.9%)
Colgate-Palmolive                                            850,000         47,918,750

Industrial equipment & services (1.2%)
Deere & Co                                                   600,000         22,800,000
Illinois Tool Works                                          700,000         38,675,000
Total                                                                        61,475,000

Insurance (2.4%)
American Intl Group                                        1,130,625        123,803,438

Leisure time & entertainment (0.5%)
Royal Caribbean Cruises                                    1,000,000         28,000,000

Media (3.3%)
Hispanic Broadcasting                                        300,000(b)      33,975,000
Infinity Broadcasting Cl A                                 1,317,000(b)      42,637,875
MediaOne Group                                               500,000(b)      40,500,000
USA Networks                                               2,400,000(b)      54,150,000
Total                                                                       171,262,875

Metals (0.8%)
Alcoa                                                        600,000         42,150,000

Multi-industry conglomerates (5.6%)
General Electric                                           1,200,000        186,225,000
Grainger (WW)                                                800,000         43,400,000
Minnesota Mining & Mfg                                       400,000         35,425,000
Tyco Intl                                                    500,000(c)      24,937,500
Total                                                                       289,987,500

Paper & packaging (0.8%)
Intl Paper                                                 1,000,000         42,750,000

Retail (4.5%)
Circuit City Stores-Circuit City Group                       887,400         54,020,475
Home Depot                                                   750,000         48,375,000
Target                                                       400,000         29,900,000
Wal-Mart Stores                                            1,800,000         99,900,000
Total                                                                       232,195,475

Transportation (0.3%)
Burlington Northern Santa Fe                                 700,000         15,487,500

Utilities -- electric (1.4%)
Carolina Power & Light                                       350,000         11,353,125
Duke Energy                                                  200,000         10,500,000
New Century Energies                                         900,000(f)      27,056,250
Texas Utilities                                              350,000         10,390,625
Unicom                                                       400,000         14,600,000
Total                                                                        73,900,000

Utilities -- gas (2.5%)
Coastal                                                    1,000,000         46,000,000
Enron                                                      1,100,000         82,362,500
Total                                                                       128,362,500

Utilities -- telephone (3.9%)
AT&T                                                       1,050,000         59,062,528
BellSouth                                                    500,000         23,500,000
Global TeleSystems Group                                     900,000(b)      18,450,000
MCI WorldCom                                                 500,000(b)      22,656,250
SBC Communications                                           492,000         20,664,000
U S WEST Communications Group                                800,000         58,100,000
Total                                                                       202,432,778

Total common stocks
(Cost: $2,994,165,467)                                                   $4,529,506,192

Preferred stocks (5.4%)
Issuer                                                       Shares           Value(a)

Adelphia Communications
   5.50% Cv Series D                                          73,500        $11,263,875
CVS
   6.00% Cv ACES                                             200,000(i)      13,512,500
Enron
   7.00% Cv                                                  745,000         16,436,563
Finova Finance Trust
   5.50% Cv                                                  325,000         10,725,000
Georgia-Pacific Group
   7.50% Cv                                                  625,000         26,796,875
Global Crossing
   6.38% Cv                                                  250,000(c,d)    26,937,499
Global TeleSystems Group
   7.25% Cm Cv                                               300,000(d)      12,150,000
Ingersoll-Rand
   6.75% Cv PRIDES                                           800,000(j)      18,800,000
Kerr-McGee
   5.50% Cv                                                  600,000         26,925,000
MediaOne Group
   7.00% Cv                                                  675,000         35,100,000
MS-Applied Material
   6.00% Cv                                                  180,000         12,487,500
MS-Gillette
   5.25% Cv                                                  186,795         14,464,938
SBH-Cincinnati Bell
   6.25%                                                     216,200         25,727,800
Sprint
   8.25% Cv                                                  206,925        $13,398,394
Wendys Financing
   5.00% Cm Cv Series A                                      340,000         15,980,000

Total preferred stocks
(Cost: $280,384,316)                                                       $280,705,944

Bonds (4.2%)
Issuer                                        Coupon        Principal        Value(a)
                                               rate           amount
COLT Telecom Group
   (European Monetary Unit) Cv
      08-06-05                                 2.00%      25,000,000(c)     $43,858,658
Costco
   Zero Coupon Cv Sub Nts
      08-19-17                                 3.50       21,000,000(d,g)    24,990,000
Devon Energy
   Cv Deb
      08-15-08                                 4.90       15,000,000         15,018,750
Exodus Communications
      07-15-08                                 4.75       25,100,000(d)      51,611,875
Internet Capital Group
   Cv Sub Nts
      12-21-04                                 5.50       15,000,000         13,200,000
Level 3 Communications
      03-15-10                                 6.00       10,446,000         10,250,138
Network Associates
   Zero Coupon Cv Sub Deb
      02-13-18                                 4.09       20,000,000(g)       7,600,000
NTL
   Cv Sub Nts
      12-15-09                                 5.75       18,000,000(d)      18,427,500
Telewest Communication
   (British Pound) Cv
      02-19-07                                 5.25       12,240,000(c,d)    30,741,234

Total bonds
(Cost: $148,303,592)                                                       $215,698,155

Short-term securities (4.5%)
Issuer                                    Annualized        Amount            Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agencies (2.9%)
Federal Home Loan Bank Disc Nts
      05-02-00                                 5.86%      $6,800,000         $6,764,760
      05-19-00                                 5.92       29,100,000         28,859,877
      05-24-00                                 5.94       13,400,000         13,276,786
Federal Home Loan Mtge Corp Disc Nts
      05-09-00                                 5.90        4,200,000          4,173,337
      05-16-00                                 5.97       26,100,000         25,902,568
      06-01-00                                 5.98       18,800,000         18,598,610
      06-15-00                                 6.06          700,000            690,808
Federal Natl Mtge Assn Disc Nts
      04-06-00                                 5.71       18,500,000         18,481,384
      04-11-00                                 5.69       10,700,000         10,681,429
      04-13-00                                 5.72        4,800,000          4,789,570
      06-15-00                                 6.08       18,600,000         18,355,761
Total                                                                       150,574,890

Commercial paper (1.3%)
Barclays U.S. Funding
      05-12-00                                 6.04        5,700,000          5,660,099
Bell Atlantic Finance Services
      05-31-00                                 6.06        9,100,000          9,004,091
Bell Atlantic Network Funding
      05-10-00                                 5.95        3,200,000          3,178,986
Ciesco LP
      04-27-00                                 5.91        3,900,000          3,882,340
Clorox
      04-25-00                                 5.89          500,000            497,962
Fleet Funding
      04-18-00                                 5.87        2,500,000(e)       2,492,600
Ford Motor Credit
      04-13-00                                 5.83        7,900,000          7,882,835
      06-02-00                                 6.10        7,900,000          7,816,497
Intl Lease Finance
      04-25-00                                 5.84       10,000,000          9,958,750
      05-30-00                                 6.08        4,300,000          4,255,710
Northern States Power
      06-19-00                                 6.18       10,200,000         10,059,013
Toyota Motor Credit
      05-11-00                                 6.00        4,700,000(e)       4,668,097
Total                                                                        69,356,980

Letter of credit (0.3%)
Bank of America-
AES Hawaii
      04-13-00                                 5.83       15,000,000         14,967,407

Total short-term securities
(Cost: $234,981,178)                                                       $234,899,277

Total investments in securities
(Cost: $3,657,834,553)(k)                                                $5,260,809,568

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of March 31, 2000, the value of foreign securities represented 8.24% of net assets.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) Security is partially or fully on loan. See Note 4 to the financial statements.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) At March 31, 2000, the cost of securities purchased, including interest purchased, on a when-issued basis was $5,646,000.

(i) ACES (Automatically Convertible Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACES pay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.

(j) PRIDES (Preferred Redeemable Increased Dividend Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.

(k) At March 31, 2000, the cost of securities for federal income tax purposes was approximately $3,657,835,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                $1,755,062,000
Unrealized depreciation                                  (152,087,000)
                                                         ------------
Net unrealized appreciation                            $1,602,975,000

American
  Express(R)
Funds


AXP Stock Fund
200 AXP Financial Center
Minneapolis, MN  55474

TICKER SYMBOL
Class A:  INSTX    Class B:  IDSBX    Class Y:  IDSYX


                                                               PRSRT STD AUTO
                                                                U.S. POSTAGE
                                                                    PAID
                                                                  AMERICAN
                                                                   EXPRESS




                                                                    AMERICAN
                                                                      EXPRESS
                                                                   (R)

                                                              S-6365 P (5/00)

Distributed by American Express Financial Advisors Inc.  Member NASD.
American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.